S-K 1602, SPAC Registered Offerings	Aug. 06, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we have not consummated an initial business combination within 24 months from the closing of this offering, or such earlier liquidation date as our board of directors may approve, which we refer to as the “completion window,” we will redeem 100% of the public shares for cash, subject to applicable law and certain conditions as described herein.
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

AS OF JUNE 30, 2026
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum Redemption
	Redemption (assumes		Redemption		Redemption		(assumes
Offering	1,875,000 or		(assumes 3,750,0000 or		(assumes 5,625,000 or		7,500,000 or 8,625,000
Price	2,156,250 public		4,312,500		6,468,750		public shares
of $10.00	shares redeemed)		public shares redeemed)		public shares redeemed)		redeemed)
		Difference		Difference		Difference
		between		between		between		Difference
		Adjusted		Adjusted		Adjusted		between
		NTBVPS		NTBVPS		NTBVPS		Adjusted
Adjusted	Adjusted	and Offering	Adjusted	and Offering	Adjusted	and Offering	Adjusted	NTBVPS and
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Offering Price

Assuming Full Exercise of Over-Allotment Option
$7.69	$7.12	$2.88	$6.19	$3.81	$4.37	$5.63	$(0.78)	$10.78

Assuming No Exercise of Over-Allotment Option
$7.67	$7.10	$2.90	$6.17	$3.83	$4.35	$5.65	$(0.77)	$10.77

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our strategy, we have identified the following criteria to evaluate prospective target businesses. We may, however, decide to enter into our initial business combination with a target business that does not meet these criteria. We will consider opportunities wherever the science, management team, and value proposition are most compelling, including companies that exhibit:

●	Differentiated science addressing high unmet need. Possess scientific data demonstrating that a product candidate, platform, technology, or service offering has the potential to deliver a meaningfully differentiated solution in an area of significant unmet need, across modalities, stages of development, and life sciences subsectors.
●	Experienced management team. Be led by a capable and experienced management team with a demonstrated ability to execute, allocate capital, attract talent, and create long-term shareholder value.
●	Strong governance and public company readiness. Demonstrate strong corporate governance, financial reporting, compliance, and board oversight capabilities appropriate for a publicly traded company.
●	Strong and defensible intellectual property. Hold a robust IP estate (composition of matter, platform, method-of-use, and/or trade secrets) sufficient to protect the core asset(s) and support commercial exclusivity.
●	Clear path to near-term value inflection. Have a well-defined development, regulatory, commercial, operational, or strategic plan that is expected to generate meaningful milestones and create value recognized by public market investors and potential strategic acquirers.
●	Attractive valuation. Offer what we believe to be an attractive valuation relative to comparable public and private companies, with meaningful upside potential as operational, clinical, regulatory, commercial, or strategic milestones are achieved.
●	Sufficient capitalization post-merger. Be funded for at least one year beyond a key value inflection point after consummating a merger with us.
●	Readiness to operate as a public company. Demonstrate a credible path to creating long-term value in the public markets, including the operational maturity, investor communications capability, and milestone cadence required to support a durable public equity story.

In selecting a prospective target business, we may use other evaluative criteria as well. Any evaluation relating to the merits of a particular initial business combination may be based on these general guidelines as well as other considerations, factors, and criteria that our management may deem relevant.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Of the proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $75,000,000 or $86,250,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee. The proceeds to be placed in the trust account include $2,250,000 in the aggregate (or $2,587,500 in the aggregate if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, our amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from this offering and the sale of the private placement units held in the trust account will not be released from the trust account (1) to us, until the completion of our initial business combination, or (2) to our public shareholders, until the earliest of (a) the completion of our initial business combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association not for the purposes of approving, or in conjunction with the consummation of, our initial business combination (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity, and (c) the redemption of our public shares if we have not consummated our business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, subject to applicable law. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if we have not consummated an initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, with respect to such Class A ordinary shares so redeemed. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 75,000,000
SPAC, Securities Offered, Material Terms [Text Block]	7,500,000 units (or 8,625,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone-quarter of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, if any, divided by the number of then- outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor and each member of our management team have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association not for the purposes of approving, or in conjunction with the consummation of, our initial business combination (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve, (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	Our amended and restated memorandum and articles of association will provide that we will have only 24 months from the closing of this offering to consummate our initial business combination. If we have not consummated an initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, we will: (i) cease all operations except for the purpose of winding up,liquidation and subsequent dissolution pursuant to the terms of our amended and restated memorandum and articles of association; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to consummate an initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve.Our sponsor and each member of our management team have entered into an agreement with us, pursuant to which they have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares included in private placement units they hold if we fail to consummate an initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed timeframe).The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not consummate an initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve, and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.Our sponsor, officers, directors and director nominees have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association not for the purposes of approving, or in conjunction with the consummation of, our initial business combination (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve, or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, if any, divided by the number of the then-outstanding public shares, subject to the limitations described aboveOur amended and restated memorandum and articles of association will provide that, if we wind up for any other reason prior to the consummation of our initial business combination, we will follow the foregoing procedures with respect to the liquidation of the trust account as promptly as reasonably possible but not more than ten business days thereafter, subject to applicable Cayman Islands law.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid for Services to be Provided to the Company
Ravenna 7 LLC, Chardan	$10,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and support services
Ravenna 7 LLC, officers or directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Ravenna 7 LLC

Upon closing of this offering, all or any portion of the outstanding principal balance (up to $500,000) of the formation promissory note will become payable by us. The outstanding principal under the formation promissory note is not convertible into private placement units.

Loan to finance our operations prior to this offering
Ravenna 7 LLC

Upon closing of this offering, all or any portion of the outstanding principal balance (up to $300,000) of the grid promissory note may be converted into private placement units, at a price of $10.00 per unit, at the option of our sponsor

Working capital loan to finance transaction costs related to this offering and our operations
Ravenna 7 LLC, officers or directors, or our or their affiliates	Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the lender.	Working capital loans to finance transaction costs in connection with an initial business combination
Ravenna 7 LLC, officers or directors, or our or their affiliates	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
Ravenna 7 LLC	2,156,250 Class B ordinary shares(1)(2)	$25,000
Ravenna 7 LLC	200,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$2,000,000 (2)
(1)	Includes 281,250 founder shares subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	Assumes full exercise of the underwriters’ over-allotment option.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Includes 281,250 founder shares subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	Assumes full exercise of the underwriters’ over-allotment option.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because Ravenna 7 LLC acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our officers and directors presently have, and any of them in the future may have, fiduciary, contractual, employment, investment, advisory, board or other obligations to other entities, including other special purpose acquisition companies, investment funds, financial institutions, public and private companies, and companies operating in the life sciences sector. These obligations may create conflicts of interest in determining to which entity a particular business opportunity should be presented. In addition, certain of our officers and directors are affiliated with Chardan and other life sciences companies or investment platforms, which may create actual or potential conflicts of interest in sourcing, evaluating, negotiating or completing our initial business combination.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	No		25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to public shareholders	7.71	7.73	7.14	7.16	6.21	6.23	4.39	4.41	(0.73)	(0.74)
Pro forma net tangible book value after this offering	7.67	7.69	7.10	7.12	6.17	6.19	4.35	4.37	(0.77)	(0.78)
Dilution to public shareholders	$2.33	$2.31	$2.90	$2.88	$3.83	$3.81	$5.65	$5.63	$10.77	$10.78
Percentage of dilution to public shareholders	23.30%	23.14%	28.97%	28.79%	38.31%	38.10%	56.52%	56.30%	107.74%	107.83%
Numerator:
Net tangible book deficit before this offering	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)	$(80,846)
Net proceeds from this offering and the sale of the private placement warrants(1)	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	73,553	73,553	73,553	73,553	73,553	73,553	73,553	73,553	73,553	73,553
Less: Deferred underwriting commissions	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)
Less: Overallotment liability	(93,400)	0.00	(93,400)	0	(93,400)	0	(93,400)	0	(93,400)	0
Less: Amounts paid for redemptions(2)	—	—	(18,750,000)	(21,562,500)	(37,500,000)	(43,125,000)	(56,250,000)	(64,687,500)	(75,000,000)	(86,250,000)
	$73,399,307	$84,405,207	$54,649,307	$62,842,707	$35,899,307	$41,280,207	$17,149,307	$19,717,707	$(1,600,693)	$(1,844,793)
Denominator:
Ordinary shares outstanding prior to this offering	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250
Ordinary shares forfeited if over-allotment is not exercised	(281,250)	—	(281,250)	—	(281,250)	—	(281,250)	—	(281,250)	—
Class A Common stock included in the units offered	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000
Class A Common stock included in the private placement units	194,375	200,000	194,375	200,000	194,375	200,000	194,375	200,000	194,375	200,000
Less: Shares subject to redemption	—	—	(1,875,000)	(2,156,250)	(3,750,000)	(4,312,500)	(5,625,000)	(6,468,750)	(7,500,000)	(8,625,000)
	9,569,375	10,981,250	7,694,375	8,825,000	5,819,375	6,668,750	3,944,375	4,512,500	2,069,375	2,356,250

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

For purposes of presenting the maximum redemption scenario, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $75,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of the then-outstanding public shares).